Equity (Details) - USD ($)				12 Months Ended
		Nov. 11, 2024	Jun. 25, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Nov. 18, 2024	Jun. 04, 2024
Equity [Line Item]
Dividends per ordinary shares (in Dollars per share)			$ 0.077
Ordinary shares amount (in Dollars)			$ 769,231		$ 769,231
Proceeds (in Dollars)				9,778,479
Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares issued		8,560,000
Beyond Worth Limited [Member]
Equity [Line Item]
Ordinary shares issued		490,000
Charming Apex Limited [Member]
Equity [Line Item]
Ordinary shares issued		480,000
Merleos Technology Limited [Member]
Equity [Line Item]
Ordinary shares issued		470,000
Ordinary Share [Member]
Equity [Line Item]
Subdivision issued and unissued								100,000
Ordinary shares par value (in Dollars per share)								$ 1
Ordinary shares issued								100,000
Ordinary Share [Member] | Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)								$ 0.00001
Over-Allotment Option [Member]
Equity [Line Item]
Proceeds (in Dollars)				10,781,250
IPO [Member]
Equity [Line Item]
Proceeds (in Dollars)				1,264,226
Total net proceeds (in Dollars)				$ 8,621,139
Redesignate Class A Common Shares [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares authorized		4,940,000,000
Redesignate Class B Common Shares [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares issued		50,000,000
Ordinary shares authorized		50,000,000
Class B Ordinary Shares [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)	[1]			$ 0.00001	$ 0.00001
Ordinary shares issued	[1]			5,000,000	5,000,000
Ordinary shares authorized	[1]			50,000,000	50,000,000
Voting rights		twenty
Ordinary shares outstanding	[1]			5,000,000	5,000,000
Class B Ordinary Shares [Member] | Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares issued		8,560,000
Class B Ordinary Shares [Member] | Beyond Worth Limited [Member]
Equity [Line Item]
Ordinary shares issued		490,000
Class B Ordinary Shares [Member] | Charming Apex Limited [Member]
Equity [Line Item]
Ordinary shares issued		480,000
Class B Ordinary Shares [Member] | Merleos Technology Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares issued		470,000
Class B Ordinary Shares [Member] | Ordinary Share [Member]
Equity [Line Item]
Ordinary shares issued		5,000,000		5,000,000	5,000,000
Ordinary shares outstanding					5,000,000	5,000,000
Class B Ordinary Shares [Member] | Ordinary Share [Member] | Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares issued							5,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Item]
Ordinary shares outstanding				5,000,000
Class A Ordinary Shares [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)	[1]			$ 0.00001	$ 0.00001
Ordinary shares issued	[1]			19,906,250	17,750,000
Ordinary shares authorized	[1]			4,950,000,000	4,950,000,000
Voting rights		one
Ordinary shares outstanding	[1]			19,906,250	17,750,000
Class A Ordinary Shares [Member] | Grande Holding Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares issued		6,634,000					6,634,000
Class A Ordinary Shares [Member] | Beyond Worth Limited [Member]
Equity [Line Item]
Ordinary shares issued		379,750					379,750
Class A Ordinary Shares [Member] | Charming Apex Limited [Member]
Equity [Line Item]
Ordinary shares issued		372,000					372,000
Class A Ordinary Shares [Member] | Merleos Technology Limited [Member]
Equity [Line Item]
Ordinary shares par value (in Dollars per share)		$ 0.00001
Ordinary shares issued		364,250					364,250
Class A Ordinary Shares [Member] | Ordinary Share [Member]
Equity [Line Item]
Ordinary shares issued						10,000,000
Ordinary shares outstanding						10,000,000
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Equity [Line Item]
Ordinary shares issued				2,156,250
Number of shares issued				281,250
Class A Ordinary Shares [Member] | IPO [Member]
Equity [Line Item]
Number of shares issued				1,875,000
Price per share (in Dollars per share)				$ 5

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation